Income Tax - Additional Information (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Research and development tax credit carryforward term		20 days
Unrecognized tax benefits	$ 0	$ 0	$ 0
Domestic Tax Authority [Member]
Income Tax [Line Items]
Federal tax credit carry forward	700,000	700,000
Domestic Tax Authority [Member] | Indefinitely [Member]
Income Tax [Line Items]
Federal and state net operating loss carryovers	14,600,000	14,600,000
State and Local Jurisdiction [Member] | Tax Period Two Thousand And Thirty Eight [Member]
Income Tax [Line Items]
Federal and state net operating loss carryovers	22,800,000	22,800,000
Panacea Acquisition Corp
Income Tax [Line Items]
Federal and state net operating loss carryovers	94,497	$ 94,497
Valuation allowance	$ 911,446